Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates the Group’s Revenue	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
By revenue type:
Total	¥ 108,805,302	$ 14,972,108	¥ 69,039,405	¥ 35,370,208
Marketing campaign planning and execution [Member]
By revenue type:
Revenue	72,551,148		55,590,318	19,432,684
Online precision marketing [Member]
By revenue type:
Revenue	31,619,104		6,112,910	3,031,567
Offline advertising [Member]
By revenue type:
Revenue	¥ 4,635,050		¥ 7,336,177	¥ 12,905,957